UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	A-	$1,000,000	$1,149,550

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,744,695

			2,894,245
Alaska (1.0%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AAA	3,420,000	3,786,658

			3,786,658
Arizona (4.7%)

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/44	AA-	2,000,000	2,213,360

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	1,000,000	1,071,240

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	750,000	811,335

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,263,083

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/28	AA	1,000,000	1,156,580

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	A3	3,250,000	3,487,543

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,584,198

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,000,000	1,219,500

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA	2,000,000	2,154,500

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa2	1,750,000	2,045,698

			18,007,037
California (16.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.)
6 1/8s, 7/1/41	BBB+/F	500,000	578,585
Ser. A, 5s, 7/1/32	BBB+/F	450,000	498,474

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	800,000	915,512

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,140,400
(Northern CA Retired Officers), 5s, 1/1/20	A	350,000	411,121

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	1,000,000	1,152,300
(Biola U.), 5s, 10/1/38	Baa1	1,200,000	1,292,844

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A	1,500,000	1,641,390

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	6,113,100
5s, 11/1/43	Aa3	1,000,000	1,128,810
5s, 2/1/38	Aa3	3,000,000	3,383,580

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	3,000,000	3,617,970
Ser. G-1, 5 1/4s, 10/1/23	A1	3,000,000	3,547,200

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,355,400
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,679,968
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,269,900

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5 1/2s, 9/1/30	BBB+	800,000	919,104

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	3,714,150

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	2,041,725

Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,102,240

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	1,000,000	1,142,180
Ser. B, 5s, 5/15/33	AA-	500,000	574,745

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	1,031,243

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	809,521
zero %, 8/1/24	AA-	1,125,000	802,418
zero %, 8/1/23	AA-	1,065,000	796,641
zero %, 8/1/22	AA-	1,010,000	791,194

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/31	A+	500,000	562,830
5s, 7/1/30	A+	500,000	566,465

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,933,175

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	AA-	530,000	609,924

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	AA-	5,500,000	4,360,455

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/27	A2	500,000	559,270

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,331,325

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay's), Ser. A, 5s, 8/1/43	BBB+	350,000	381,224

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Holding)
NATL, 6 1/4s, 7/1/17	AA-	1,840,000	2,095,631
NATL, U.S. Govt. Coll, 6 1/4s, 7/1/17 (Escrowed to Maturity)	AA-	1,840,000	2,117,159

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	AA-	1,000,000	1,140,100

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	1,000,000	1,078,960

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA+	1,000,000	1,151,790

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	417,296

			64,757,319
Colorado (2.5%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	A-	2,000,000	2,110,740
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,850,000	1,958,170

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5 1/4s, 11/15/32	A2	1,500,000	1,763,880
Ser. B, 5s, 11/15/37	A1	1,000,000	1,123,520

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,000,000	1,038,850
Ser. A, NATL, zero %, 9/1/34	AA-	3,525,000	1,552,481

			9,547,641
District of Columbia (0.7%)

DC G.O. Bonds, Ser. C, 5s, 6/1/38	Aa2	500,000	578,605

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail), 5s, 10/1/53	Baa1	2,000,000	2,095,660

			2,674,265
Florida (8.1%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,467,825

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,151,380

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	360,000	364,680

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,520,000	2,919,445

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	8,000,000	8,888,080

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,134,900

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,112,050

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,067,320

Orange Cnty., Hlth. Facs. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,000,000	1,086,680

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA	500,000	595,025

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,799,422

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,323,490

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	660,000	746,064

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Allocation Bonds, Ser. A-1, 5s, 3/1/30	BBB+	240,000	264,598

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA	3,935,000	4,198,094

			31,119,053
Georgia (1.6%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	A1	200,000	228,538
5s, 1/1/32	A1	2,850,000	3,278,640

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	1,500,000	1,782,420

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	993,159

			6,282,757
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,108,970

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA	200,000	229,934

			1,338,904
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Sr. Living Cmnty.), 5 1/4s, 11/15/37	BBB/F	250,000	270,205

			270,205
Illinois (8.0%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/34	A+	700,000	715,960
5s, 1/1/33	A+	2,000,000	2,049,420

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	AA-	1,500,000	1,504,394

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5s, 1/1/31	AA+	500,000	554,574

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	700,000	813,841
Ser. D, 5 1/4s, 1/1/33	A2	1,000,000	1,132,280
Ser. F, 5s, 1/1/40	A2	1,045,000	1,122,393

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	AA-	1,065,000	1,170,775

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	AA-	675,000	747,123

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/20	AA	1,000,000	1,141,500

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	AA-	1,500,000	1,710,300
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,083,140
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A-	1,575,000	1,680,635

IL State G.O. Bonds
5 1/4s, 2/1/30	A3	500,000	550,690
5s, 3/1/34	A3	1,000,000	1,063,530
5s, 8/1/21	A3	1,000,000	1,125,710

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	AA	2,500,000	2,680,500

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	4,295,774

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	5,662,350

			30,804,889
Indiana (0.7%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,139,360

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,102,420

Rockport, Poll. Control Mandatory Put Bonds (6/1/18) (Indiana Michigan Pwr. Co.), 1 3/4s, 6/1/25	Baa1	300,000	302,703

			2,544,483
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,545,777

			1,545,777
Kentucky (0.7%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	500,000	576,875

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	A-	800,000	917,656
Ser. B, 5 5/8s, 9/1/39	A-	1,000,000	1,101,410

			2,595,941
Louisiana (1.0%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A2	3,000,000	3,068,520

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	800,000	943,992

			4,012,512
Maryland (0.6%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,182,880

			2,182,880
Massachusetts (4.1%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,118,360

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	1,000,000	1,077,000

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	780,178
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,265,700
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	532,360

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,000,000	1,205,550

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,355,520
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,119,411
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,833,942

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	720,000	739,944

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,716,780

			15,744,745
Michigan (4.0%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,575,000	1,717,648

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/27	A2	1,000,000	1,159,890

MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5s, 10/1/39	AA-	525,000	583,453
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	140,000	152,050

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,153,810

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	4,000,000	5,094,000

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5s, 10/1/25	AA	1,000,000	1,133,090

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA	1,775,000	1,958,322

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA	2,000,000	2,232,340

			15,184,603
Minnesota (1.7%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A
5s, 1/1/32	A	500,000	575,200
5s, 1/1/30	A	1,000,000	1,159,040

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB+	1,350,000	1,425,614

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	1,500,000	1,559,145

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	1,800,000	1,893,618

			6,612,617
Mississippi (0.6%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,873,183

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll, FNMA Coll, FHLMC Coll., 6.1s, 6/1/38	Aaa	370,000	398,116

			2,271,299
Missouri (2.4%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,275,327

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,200,000	2,342,450

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,262,920

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.07s, 9/1/30	VMIG1	3,200,000	3,200,000

			9,080,697
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A-	1,000,000	1,095,370

			1,095,370
Nevada (1.4%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	525,000	600,595

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	515,000	558,198

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.09s, 6/1/42	VMIG1	4,145,000	4,145,000

			5,303,793
New Jersey (1.0%)

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,114,790

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/33	A+	1,350,000	1,555,268

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A2	1,000,000	1,092,580

			3,762,638
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	980,000	993,485

			993,485
New York (5.7%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa2	2,275,000	2,614,180
5 3/4s, 5/1/27	Aa2	5,590,000	6,444,096

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,155,000

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	AA-	3,000,000	3,371,550

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,603,490

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	1,000,000	1,136,430

NY State Dorm Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,000,000	1,154,090

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,334,460

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	1,070,280

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	Aa2	1,000,000	1,110,610

			21,994,186
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	537,440

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,695,510

			2,232,950
Ohio (4.0%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	500,000	397,105
5 3/8s, 6/1/24	B3	2,195,000	1,866,913

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A2	2,000,000	2,234,240

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA	2,000,000	2,214,640

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	724,477

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., 5s, 11/1/28	Aaa	435,000	465,015

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., U.S. Gov't Coll., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	5,000	4,997

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	854,948

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (4/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 5/8s, 10/1/33	Baa3	1,000,000	1,032,970

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,138,160

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	700,000	815,213
5s, 2/15/48	A1	1,250,000	1,365,800

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	1,550,000	1,657,586

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	581,735

			15,353,799
Oregon (0.3%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	400,000	414,200

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	868,260

			1,282,460
Pennsylvania (7.7%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/32	AA-	670,000	780,838

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	500,000	566,800

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	700,000	749,119

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	Aa3	3,000,000	3,440,880

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	300,000	329,709

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	2,500,000	2,963,675

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	3,000,000	3,479,730

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	982,490

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,196,866

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,900,000	2,184,639

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	1,760,000	1,860,074

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Co. Area Cmnty. College), 5s, 6/15/33	AA	1,885,000	2,087,034

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5s, 12/1/38	A1	650,000	730,971

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	A-	1,400,000	1,586,970

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/26	A1	2,220,000	2,586,433

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,333,670

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,445,738

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	1,000,000	1,087,160

			29,392,796
Puerto Rico (0.4%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	BBB-	850,000	612,340
5s, 8/1/40	BBB	1,000,000	780,530

			1,392,870
South Carolina (1.2%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,536,040
Ser. A, 5 1/2s, 12/1/54	AA-	1,000,000	1,131,890

			4,667,930
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,099,565

			2,099,565
Texas (7.6%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	300,000	329,663

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,689,200

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27 (Prerefunded 2/15/18)	Aaa	2,500,000	2,926,800

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	978,794

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.07s, 12/1/24	A-1+	3,400,000	3,400,000

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30 (Prerefunded 2/15/18)	Aaa	2,500,000	2,850,350

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	600,000	691,308

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/29	Baa3	500,000	547,475
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	530,000	587,404

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,147,045

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	AA-	1,500,000	1,646,474

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,217,760

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,000,000	1,038,480

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	1,000,000	1,163,650

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7s, 6/30/40	Baa3	500,000	600,085

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,000,000	1,103,600

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	2,150,000	2,322,194

			29,240,282
Utah (0.8%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.07s, 5/15/37	VMIG1	500,000	500,000

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.06s, 5/15/36	A-1+	2,485,000	2,485,000

			2,985,000
Virginia (0.5%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,748,282

			1,748,282
Washington (3.1%)

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,792,575

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,149,560
Ser. B, NATL, 5s, 2/15/27	AA-	1,085,000	1,174,947

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	6,656,640

			11,773,722
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	500,000	550,585

			550,585
Wisconsin (1.7%)

WI Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/31	AA+	1,225,000	1,414,067

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,401,820

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,476,275
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	1,000,000	1,104,510

			6,396,672
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A1	1,800,000	2,083,086

			2,083,086
TOTAL INVESTMENTS

Total investments (cost $342,644,739)(b)			$377,607,998

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $383,144,921.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $342,546,636, resulting in gross unrealized appreciation and depreciation of $35,526,623 and $465,261, respectively, or net unrealized appreciation of $35,061,362.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.8%
	Utilities	17.1
	Transportation	13.7
	Local debt	13.6
	The fund had the following insurance (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	11.8%

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$377,607,998	$—

Totals by level	$—	$377,607,998	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014